Related Parties - Summary of Borrowings Arising From Related Party Transactions (Details) - Korea Development Bank ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	₩ 353,324
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	302,222
Repayment	(437,262)
Others	4,213
Ending balance	222,497
Facility
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	98,020
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	61,092
Repayment	(64,875)
Others	2,347
Ending balance	96,584
Others
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	2,509
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(376)
Others	0
Ending balance	2,133
Operating funds
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	184,300
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	164,252
Repayment	(285,961)
Others	(158)
Ending balance	62,433
Syndicated Loans
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	14,530
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(1,040)
Others	(1,035)
Ending balance	12,455
EBL
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	53,965
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	76,878
Repayment	(85,010)
Others	3,059
Ending balance	₩ 48,892